Short-Term Loans Receivable (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Aug. 31, 2018
Debt Disclosure [Abstract]
Loan balance	¥ 50,000		¥ 100,000
Annual interest rate	10.00%
Short term debt, description	The balance mainly represents a loan of RMB50,000 to a real estate developing company for one year from June 5, 2018 to June 4, 2019, with annual interest of 10%. The loan was guaranteed by the legal representative and the controlling shareholder of the real estate developing company. The loan of RMB50,000 with interests has been early repaid in July 2018.
Interest income	¥ 310	¥ 1,393